Series B,C And D Notes, Net Of Current Maturities (Schedule Of Future Principal Payments For The Series A Notes) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Long-term loans	$ 275,703	$ 363,036
Notes Payable
Debt Instrument [Line Items]
2023	69,917
2024	69,917
2025	69,917
2026	69,917
2027 and thereafter	235,890
Long-term loans	$ 515,558